Income Taxes - Schedule of Income Taxes Paid/(Refund) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Income Taxes Paid/(Refund) [Line Items]
Total income taxes paid (net of refunds received)	$ 1,600
US Federal [Member]
Schedule of Income Taxes Paid/(Refund) [Line Items]
Total income taxes paid (net of refunds received)
US State - California [Member]
Schedule of Income Taxes Paid/(Refund) [Line Items]
Total income taxes paid (net of refunds received)	1,600
Foreign [Member]
Schedule of Income Taxes Paid/(Refund) [Line Items]
Total income taxes paid (net of refunds received)